Investment in Anjo of Skylake, Inc. (Details Textual) (Anjo of Skylake, Inc [Member], USD $)	3 Months Ended
Sep. 30, 2014
Anjo of Skylake, Inc [Member]
Net Investment Income [Line Items]
Percentage of Interest acquired	100.00%
Assets, net	$ 22,360
Mortgage	743,600
Cash, paid	149,079
Net loss attributable to Oxford City Football Club, Inc.	$ 19,585